Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

June 20, 2005

David Ritenour
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Advanced ID Corporation
      Amended Preliminary Proxy Statement on Schedule 14A
        Filed May 19, 2005
      File No. 0-24965

Dear Mr. Ritenour:

Pursuant to your letter dated June 17, 2005, please note the following:

Discussion of Proposals by the Board

Proposal 1:   Election of Directors

1. The following disclosure has been added which discusses the nature, procedures for exercise, and effect of those cumulative voting rights.

Under the Constitution of South Dakota, cumulative voting is
mandatory.   Section 47-4-17 of the Business Corporation Act
requires that at each election for directors, every stockholder entitled to vote shall have the right to vote, in person or by proxy, the number of shares owned by the stockholder for as many persons as there are to be elected and for whose election the stockholder has a right to vote, or to cumulate such person's votes by giving one candidate as many votes as the number of such directors multiplied by the number of the shares shall equal, or by distributing such votes on the same principle among the candidates

You may cast the whole number of your votes for one
candidate or distribute them among two or more candidates,
as the shareholder may prefer.   Cumulative voting increases
your right to affect change in the management of Advanced
ID.

Disclosure has been added to the table comparing South Dakota law with Nevada law regarding the fact that the shareholders of the Nevada corporation will not have cumulative voting rights.


Cumulative Voting                       Mandatory.                      No.

It is the intent of the Company to maintain our current corporate governance, by-laws and control-related provisions should shareholders approves the change in domicile from South Dakota to Nevada. We have no plans to amend our charter, by-laws or control-related provisions with the exception of changing any reference from South Dakota to Nevada. Although South Dakota law requires cumulative voting, our articles of incorporation in South Dakota incorrectly stated that cumulative voting is not
allowed.   This language has not been changed in the Nevada
articles of incorporation and cumulative voting will not be allowed, as permitted by the Nevada Revised Statutes. Our intent to change our domicile to Nevada is not the result of or in response to any accumulation of stock or threatened takeover. We do not have any


Thank you for your time and consideration in the matter.   As time is
of the essence, thank you in advance for your prompt attention to the above.

Very truly yours,


/s/Jody M. Walker
------------------------
Jody M. Walker
Attorney At Law